Debt Securities in Issue (Details) £ in Millions	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)
Debt Securities In Issue [Line Items]
Debt securities	£ 36,420			£ 31,580
Notional amount	177,802			163,361
Medium-term notes
Debt Securities In Issue [Line Items]
Debt securities	15,533			12,911
Euro 35bn Global Covered Bond Programme
Debt Securities In Issue [Line Items]
Debt securities	15,205			12,760
Notional amount | €			€ 35,000,000,000			€ 35,000,000,000
US$20bn Commercial Paper Programmes
Debt Securities In Issue [Line Items]
Debt securities	1,851			2,704
Notional amount | $		$ 20,000,000,000			$ 20,000,000,000
Certificates of deposit
Debt Securities In Issue [Line Items]
Debt securities	2,874			2,387
Credit linked notes
Debt Securities In Issue [Line Items]
Credit linked notes	60			59
Securitisation programmes
Debt Securities In Issue [Line Items]
Debt securities	897			759
– US$30bn Euro Medium Term Note Programme | Medium-term notes
Debt Securities In Issue [Line Items]
Debt securities	739			1,405
Notional amount | $		$ 30,000,000,000			$ 30,000,000,000
– Euro 30bn Euro Medium Term Note Programme | Medium-term notes
Debt Securities In Issue [Line Items]
Debt securities	6,435			4,304
Notional amount | €			€ 30,000,000,000			€ 30,000,000,000
– US SEC-registered Debt Programme - Santander UK Group Holdings plc | Medium-term notes
Debt Securities In Issue [Line Items]
Debt securities	7,083			5,978
- US SEC-registered Debt Programme - Santander UK plc | Medium-term notes
Debt Securities In Issue [Line Items]
Debt securities	£ 1,276			£ 1,224